UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form
before preparing Form.  Please
print or type.


1.	Name and address of issuer:

WM Trust II
c/o PFPC Global Fund Services
4400 Computer Drive
Westborough MA, 01581

2.	The name of each series or class
of securities for which this
Form is filed (If the Form is
being filed for all series and
classes of securities of the
issuer, check the box but do not
list series or classes):  X


3.	Investment Company Act File
Number:

811-5775


	Securities Act File Number:

33-27489

4(a).	Last day of fiscal year for
which this Form is filed:

October 31, 2004


4(b).	__ Check box if this Form is
being filed late (i.e., more
than 90 calendar days after the
end of the issuer's fiscal
year).  (See Instruction A.2)


Note:	If the Form is being filed
late, interest must be paid on the
registration fee due.

4(c).	__ Check box if this is the
last time the issuer will be filing
this Form.


5.	Calculation of registration fee:

	(i)
	Aggre
gate sale price of securities
sold during the
fiscal year pursuant to
section 24(f):
$1,121,820,903

	(ii)	Aggregate price of
securities redeemed or
		repurchased during the fiscal
year:	$
579,230,284

	(iii)	Aggregate
price of securities redeemed
or
		repurchased during any prior
fiscal year ending
		no earlier than October 11,
1995 that were not
		previously used to reduce
registration fees
		payable to the Commission:	$
-0-

	(iv)	Total
available redemption credits
(add Items
		5(ii) and 5(iii):	$
579,230,284         -

	(v)	Net
sales - if Item 5(i) is
greater than Item 5(iv)
		[subtract Item 5(iv) from Item
5(i)]:	$
542,590,619

	(vi)	Redemption
credits available for use in
future
		years - if Item 5(i) is less
than Item 5(iv)
		[subtract Item 5(iv) from Item
5(i)]:	$(
-0-       )

	(vii)
	Mult
iplier for determining
registration fee (See
		Instruction C.9):
	x.000
1177

	(viii)
	Regi
stration fee due [multiply
Item 5(v) by Item
		5(vii)] (enter "0" if no fee
is due):	$
63,862.92


6.	Prepaid Shares

	If the response to Item 5(i) was
determined by deducting an
amount of securities that were
registered under the Securities
Act of 1933 pursuant to rule
24e-2 as in effect before
October 11, 1997, then report
the amount of securities (number
of shares or other units)
deducted here:  N/A.  If there
is a number of shares or other
units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal
year for which this Form is
filed that are available for use
by the issuer in future fiscal
years, then state that number
here:  N/A.

7.	Interest due - if this Form is
being filed more than 90 days
after the end of the issuer's
fiscal year (see instruction D):
+$
	N/A

8.	Total of the amount of the
registration fee due plus any
interest due
	[line 5(viii) plus line 7]:
=$        63,862.92

9.	Date the registration fee and
any interest payment was sent to
the
	Commission's lockbox depository:

January 28, 2005

		Method of Delivery:

			_X_	Wire Transfer
			__	Mail or other means



SIGNATURES


This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.


By (Signature and Title)*
	________________________________
_____________________
				Jeffrey L. Lunzer, Chief
Financial Officer


Date	January 28, 2005
*Please print the name and title of
the signing officer below the
signature.

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